Fair Value Measurements - Call option liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value	$ 865	$ 554
Gelesis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value			$ 1,024
Gelesis | One Srl call option
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of One Srl call option	$ 2,416	$ 1,545	1,545	$ 1,494
Change in fair value			1,024
Balance at Ending			2,416	1,545
Foreign currency translation loss			$ (153)	$ 51